Description of the Company and Summary of Significant Accounting Policies - Operating Lease Future Payments (Details) - USD ($) $ in Millions	Jul. 02, 2023	Jan. 01, 2023	Jan. 02, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
2023		$ 31
2024		25
2025		14
2026		12
2027		9
Thereafter		63
Total		154
Less: Imputed Interest		(38)
Total lease liabilities	$ 167	$ 116	$ 129